Condensed consolidating financial information - Schedule of Consolidated Income Statements (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	£ 6,007	£ 5,710	£ 5,202
Other income	8,273	11,252	12,073
Total income	14,280	16,962	17,275
Insurance claims	(4,709)	(7,602)	(7,976)
Total income, net of insurance claims	9,571	9,360	9,299
Operating expenses	(5,998)	(6,144)	(6,202)
Trading surplus	3,573	3,216	3,097
Profit before tax	3,117	2,731	2,894
Taxation	(850)	(823)	(905)
Profit (loss) for the period	2,267	1,908	1,989
Company
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	(77)	(63)	(58)
Other income	3,168	1,121	1,671
Total income	3,091	1,058	1,613
Insurance claims		0
Total income, net of insurance claims	3,091	1,058	1,613
Operating expenses	(8)	(241)	(14)
Trading surplus	3,083	817	1,599
Impairment	(2)	0
Profit before tax	3,081	817	1,599
Taxation	(65)	(9)	(8)
Profit (loss) for the period	3,016	808	1,591
Lloyds Bank
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	3,098	3,007	2,822
Other income	4,209	3,483	4,159
Total income	7,307	6,490	6,981
Insurance claims		0
Total income, net of insurance claims	7,307	6,490	6,981
Operating expenses	(3,564)	(3,271)	(3,930)
Trading surplus	3,743	3,219	3,051
Impairment	(259)	(320)	(142)
Profit before tax	3,484	2,899	2,909
Taxation	(289)	(279)	(250)
Profit (loss) for the period	3,195	2,620	2,659
Subsidiaries
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	3,261	2,850	2,510
Other income	7,156	10,893	11,660
Total income	10,417	13,743	14,170
Insurance claims	(4,709)	(7,602)	(7,976)
Total income, net of insurance claims	5,708	6,141	6,194
Operating expenses	(3,548)	(3,779)	(3,160)
Trading surplus	2,160	2,362	3,034
Impairment	(220)	(219)	(62)
Profit before tax	1,940	2,143	2,972
Taxation	(421)	(470)	(683)
Profit (loss) for the period	1,519	1,673	2,289
Consolidation adjustments
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	(275)	(84)	(72)
Other income	(6,260)	(4,245)	(5,417)
Total income	(6,535)	(4,329)	(5,489)
Insurance claims		0
Total income, net of insurance claims	(6,535)	(4,329)	(5,489)
Operating expenses	1,122	1,147	902
Trading surplus	(5,413)	(3,182)	(4,587)
Impairment	25	54	1
Profit before tax	(5,388)	(3,128)	(4,586)
Taxation	(75)	(65)	36
Profit (loss) for the period	(5,463)	(3,193)	(4,550)
Group
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Income Statements [Line Items]
Net interest income	6,007	5,710	5,202
Other income	8,273	11,252	12,073
Total income	14,280	16,962	17,275
Insurance claims	(4,709)	(7,602)	(7,976)
Total income, net of insurance claims	9,571	9,360	9,299
Operating expenses	(5,998)	(6,144)	(6,202)
Trading surplus	3,573	3,216	3,097
Impairment	(456)	(485)	(203)
Profit before tax	3,117	2,731	2,894
Taxation	(850)	(823)	(905)
Profit (loss) for the period	£ 2,267	£ 1,908	£ 1,989